Project Assets - Revenue (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016 MW	Dec. 31, 2016 USD ($) item MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)
Project assets details
Net revenue		$ 140,199	$ 190,510	$ 91,642
Cost of projects		$ 121,313	$ 182,401	$ 79,485
Projects in Japan | Sales Agreement
Project assets details
Number of shares sales agreements | item		3
Power generating capacity (in megawatt) | MW		3.4
Number of solar projects | item		3
Net revenue		$ 12,353
Cost of projects		11,828
Tsukuba project | Sales Agreement
Project assets details
Consideration					¥ 35,851	$ 329
Takashima project | Sales Agreement
Project assets details
Consideration					481,000	4,406
Bando Nishiura project | Sales Agreement
Project assets details
Consideration					¥ 831,600	$ 7,618
Kings Rooftop PV, LLC | Sales Agreement
Project assets details
Consideration							$ 2,075
Power generating capacity (in megawatt) | MW	0.7
Net revenue		2,075
Cost of projects		$ 1,755